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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total       161,133
                                          (thousands)

List of Other Included Managers: None


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
             COLUMN 1              COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------------------------------------------------------------------------------------------------
                                   TITLE OF             VALUE  SHRS OR SH/ PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
          NAME OF ISSUER             CLASS    CUSIP   [x$1000] PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG LTD PRT  COMMON  01855A101      547  10,300  SH          SOLE               --   10,300   --
ALLTEL CORP                         COMMON  020039103   15,059 245,824  SH          SOLE               --  245,824   --
AMERICAN HOME PRODUCTS              COMMON  026609107   25,312 430,850  SH          SOLE               --  430,850   --
CHEVRON CORPORATION                 COMMON  126650100    4,941  54,600  SH          SOLE               --   54,600   --
CINCINNATI FINANCIAL CORP           COMMON  172062101   23,005 582,417  SH      SHARED-OTHER           --  582,417   --
CINERGY CORP                        COMMON  172474108    1,398  40,000  SH          SOLE               --   40,000   --
COCA COLA COMPANY                   COMMON  191216100    1,447  32,162  SH          SOLE               --   32,162   --
DUKE ENERGY CORP                    COMMON  264399106      633  16,230  SH          SOLE               --   16,230   --
EXXON MOBIL CORPORATION             COMMON  30231G102   27,638 316,403  SH          SOLE               --  316,403   --
FIFTH THIRD BANCORP                 COMMON  316773100    6,332 105,450  SH      SHARED-OTHER           --  105,450   --
FORTUNE BRANDS INC                  COMMON  349631101      867  22,600  SH          SOLE               --   22,600   --
GENERAL ELECTRIC CO                 COMMON  369604103      651  13,352  SH      SHARED-OTHER           --   13,352   --
GUIDANT CORPORATION                 COMMON  401698105      544  15,100  SH          SOLE               --   15,100   --
H J HEINZ COMPANY                   COMMON  423074103    1,178  28,800  SH          SOLE               --   28,800   --
HOUSEHOLD INTERNATIONAL             COMMON  441815107    5,436  81,500  SH          SOLE               --   81,500   --
INTEL CORP                          COMMON  458140100      377  12,876  SH          SOLE               --   12,876   --
JOHNSON & JOHNSON                   COMMON  478160104      600  12,000  SH          SOLE               --   12,000   --
MEDTRONIC INC                       COMMON  585055106      603  13,100  SH          SOLE               --   13,100   --
MERCK & COMPANY                     COMMON  589331107   16,156 252,800  SH          SOLE               --  252,800   --
MICROSOFT CORP                      COMMON  594918104      591   8,100  SH          SOLE               --    8,100   --
MOLEX INC                           COMMON  608554200    5,019 168,300  SH          SOLE               --  168,300   --
NATIONAL CITY CORPORATION           COMMON  635405103    2,454  79,740  SH          SOLE               --   79,740   --
NORTHERN TRUST                      COMMON  665859104    2,500  40,000  SH          SOLE               --   40,000   --
PFIZER INC                          COMMON  717081103      236   5,900  SH          SOLE               --    5,900   --
PIEDMONT NATURAL GAS                COMMON  720186105      281   7,902  SH          SOLE               --    7,902   --
PNC FINANCIAL SERVICES GROUP        COMMON  693475105    2,566  39,000  SH          SOLE               --   39,000   --
PROCTER & GAMBLE CORPORATION        COMMON  742718109    6,610 103,600  SH          SOLE               --  103,600   --
U S BANCORP                         COMMON  902973304    6,659 292,200  SH          SOLE               --  292,200   --
UNITED PARCEL SERVICE - CL B        COMMON  911312106      743  12,850  SH          SOLE               --   12,850   --
WELLS FARGO & CO                    COMMON  949746101      571  12,300  SH          SOLE               --   12,300   --
WORLDCOM INC - WORLDCOM GROUP       COMMON  98157D106      179  12,600  SH          SOLE               --   12,600   --
                                                       161,133


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